SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Valuation Allowance [Line Items]
Cash in excess of FDIC limits	$ 1,817,574	$ 237,097
Customer deposits	2,275	3,425
Accounts Receivable, Allowance for Credit Loss, Current	32,110	0
Estimated reserve for obsolescence		62,000
Software development costs	388,338	0
Impairrment of long lived assets	0	0
Deferred tax assets valuation allowance	1,131,379	359,434
Research and development expenses	$ 377,731	$ 2,500
Equity Option [Member]
Valuation Allowance [Line Items]
Anti-dilutive potential common share equivalents	2,862,745	2,862,745
Warrant [Member]
Valuation Allowance [Line Items]
Anti-dilutive potential common share equivalents	3,000	3,000
Deferred Tax Asset Net [Member]
Valuation Allowance [Line Items]
Deferred tax assets valuation allowance	$ 1,131,379	$ 1,131,379